EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of the computation of basic and diluted net earnings per common share
	Year ended December 31,
	2023	2022	2021
Numerator:
Net income attributable to ordinary shares – basic and diluted	$117,413	$99,225	$38,706

Denominator:
Number of ordinary shares outstanding during the year	47,128,232	44,871,149	34,397,134
Weighted average effect of dilutive securities:
Employee options and restricted share units	2,945,753	3,200,489	3,432,591

Diluted number of ordinary shares outstanding	50,073,985	48,071,638	37,829,725

Basic net earnings per ordinary share	$2.49	$2.21	$1.13

Diluted net earnings per ordinary share	$2.34	$2.06	$1.02

Potential ordinary shares equivalents excluded because their effect would have been anti-dilutive	-	456,696	1,035,307